Debt (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2017	Sep. 29, 2016	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Debt Instrument [Line Items]
Loss on extinguishment of debt	$ 0	$ 0	$ 5,442	$ 153	$ 1,813	$ 0	$ 0
Total debt at par value	191,475		191,475		400,000	179,233
Less: unamortized discount and debt issuance costs	4,056		4,056		9,257	1,643
Net carrying amount	187,419		187,419		390,743	177,590
Level 3
Debt Instrument [Line Items]
Fair value	$ 191,858		$ 191,858		$ 400,000	$ 179,413